Schedule of Investments (unaudited) July 31, 2020	iShares® 0-5 Year TIPS Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.5%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 01/15/22	$196,774	$200,145,309
0.13%, 04/15/22	192,453	196,094,363
0.13%, 07/15/22	165,075	169,622,357
0.13%, 01/15/23	182,271	187,907,371
0.13%, 07/15/24	198,309	209,741,671
0.13%, 10/15/24	163,950	174,015,801
0.13%, 04/15/25	120,803	128,636,495
0.13%, 07/15/26	1,410	1,527,184
0.50%, 04/15/24	123,537	131,282,563
0.63%, 07/15/21	113,217	115,203,829
0.63%, 04/15/23	410,995	430,503,324
0.63%, 01/15/24	248,515	264,189,774
0.63%, 01/15/26	121,756	134,083,762
1.13%, 01/15/21	166,509	168,113,363

		2,511,067,166

Total U.S. Government Obligations — 99.5% (Cost: $2,441,578,843)		2,511,067,166

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 4.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(a)(b)	123,980	$123,980,000

Total Short-Term Investments — 4.9% (Cost: $123,980,000)		123,980,000

Total Investments in Securities — 104.4% (Cost: $2,565,558,843)		2,635,047,166

Other Assets, Less Liabilities — (4.4)%		(111,012,922)

Net Assets — 100.0%		$2,524,034,244

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$2,773,000	$121,207,000	(a)	$—	$—	$—	$123,980,000	123,980	$94,600	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$2,511,067,166	$—	$2,511,067,166
Money Market Funds	123,980,000	—	—	123,980,000

	$123,980,000	$2,511,067,166	$—	$2,635,047,166

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